Note 11 - Concentrations of Credit Risk (Details Textual) Pure in Millions, $ in Millions	12 Months Ended
Sep. 30, 2022 USD ($)
Customer Concentration Risk [Member] | Utility Companies and Their Marketing Affiliates [Member]
Accounts Receivable, after Allowance for Credit Loss, Total	$ 245.6
Customer Concentration Risk [Member] | Five Largest Counterparties [Member]
Accounts Receivable, after Allowance for Credit Loss, Total	$ 111.2
Gas Utility [Member]
Number of Customer Serves	1.7